UNAUDITED CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
CASH FLOWS FROM OPERATING ACTIVITIES
Profit before tax	$ 4,510	$ 3,142
Adjustments to reconcile profit (loss)
Depreciation expense	433	427
Amortization expense	61	75
Expected credit losses (Reversal of expected credit losses)	363	(67)
Interest income	(2,816)	(3,164)
Interest expense	9	6
Net gains on financial assets at fair value through profit or loss	(26)	(9)
Net gains on financial liabilities at fair value through profit or loss	(392)	(1,036)
Share-based payment transactions	287	900
Changes in operating assets and liabilities
Accounts receivable	1,243	(359)
Current contract assets	24	126
Other receivables	0	(22)
Other current assets	433	362
Current contract liabilities	(1,432)	4,309
Other payables	576	1,493
Other payables – related parties	(10)	16
Current provisions	257	(519)
Other current liabilities	19	(47)
Cash inflow generated from operations	3,539	5,633
Interest received	2,838	3,181
Interest paid	(9)	(6)
Income tax paid	(1,159)	(821)
Net cash flows from operating activities	5,209	7,987
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of financial assets at fair value through profit or loss	(6,287)	(6,143)
Proceeds from disposal of financial assets at fair value through profit or loss	6,313	2,746
Acquisition of financial assets at amortized cost	(41,436)	(36,300)
Proceeds from disposal of financial assets at amortized cost	36,300	36,000
Acquisition of subsidiaries, net of cash acquired	0	(5,981)
Acquisition of property, plant and equipment	(95)	(165)
Proceeds from disposal of property, plant and equipment	1	1
(Increase) Decrease in guarantee deposits paid	23	(67)
Net cash flows used in investing activities	(5,181)	(9,909)
CASH FLOWS FROM FINANCING ACTIVITIES
Repayment of principal portion of lease liabilities	(274)	(303)
Net cash flows used in financing activities	(274)	(303)
Effects of exchange rates changes on cash and cash equivalents	(109)	441
Net decrease in cash and cash equivalents	(355)	(1,784)
Cash and cash equivalents at beginning of period	125,976	127,121
Cash and cash equivalents at end of period	$ 125,621	$ 125,337